UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21668

Cohen & Steers Dividend Value Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2013

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

May 31, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 99.3%
CONSUMER—CYCLICAL 12.3%
AUTOMOBILES 1.9%
Ford Motor Co.	244,100	$3,827,488
Honda Motor Co., Ltd. (Japan)(a)	34,100	1,265,954
		5,093,442
HOME BUILDERS 1.5%
D.R. Horton	165,619	4,034,479
MEDIA 3.9%
News Corp., Class A	39,800	1,277,978
The Walt Disney Co.	103,200	6,509,856
Time Warner Cable	27,100	2,588,321
		10,376,155
RESTAURANT 1.0%
McDonald’s Corp.	26,000	2,510,820
RETAIL 1.8%
Nordstrom	35,000	2,058,700
Ross Stores	41,100	2,642,730
		4,701,430
SPECIALTY RETAIL 2.2%
Coach	45,600	2,656,656
Hanesbrands	26,600	1,326,276
PetSmart	27,900	1,883,250
		5,866,182
TOTAL CONSUMER—CYCLICAL		32,582,508
CONSUMER—NON-CYCLICAL 5.6%
AGRICULTURE 1.4%
Philip Morris International	40,200	3,654,582
BEVERAGE 0.9%
Anheuser-Busch InBev NV (ADR) (Belgium)	25,400	2,334,768
COSMETICS/PERSONAL CARE 0.9%
Procter & Gamble Co.	32,700	2,510,052
RETAIL 2.4%
Costco Wholesale Corp.	11,100	1,217,337

	Number of Shares	Value
CVS Caremark Corp.	88,700	$5,107,346
		6,324,683
TOTAL CONSUMER—NON-CYCLICAL		14,824,085
ENERGY 15.2%
OIL & GAS 13.0%
Apache Corp.	64,600	5,305,598
Chevron Corp.	74,500	9,144,875
Devon Energy Corp.	88,600	5,036,910
Exxon Mobil Corp.	80,200	7,255,694
Marathon Petroleum Corp.	28,100	2,318,250
Occidental Petroleum Corp.	57,900	5,330,853
		34,392,180
OIL & GAS SERVICES 2.2%
National Oilwell Varco	25,400	1,785,620
Schlumberger Ltd.	55,900	4,082,377
		5,867,997
TOTAL ENERGY		40,260,177
FINANCIAL 23.1%
BANKS 8.1%
Bank of America Corp.	400,300	5,468,098
Bank of New York Mellon Corp.	87,500	2,630,250
Comerica	51,300	2,025,837
US Bancorp	94,400	3,309,664
Wells Fargo & Co.	203,000	8,231,650
		21,665,499
CREDIT CARD 1.3%
American Express Co.	44,700	3,384,237
DIVERSIFIED FINANCIAL SERVICES 8.7%
Ameriprise Financial	45,000	3,668,400
BlackRock	12,100	3,378,320
Citigroup	103,756	5,394,274
Goldman Sachs Group	18,900	3,063,312
JPMorgan Chase & Co.	142,200	7,762,698
		23,267,004
INSURANCE 5.0%
American International Group(b)	83,200	3,699,072

	Number of Shares	Value
Chubb Corp.	29,800	$2,595,580
HCC Insurance Holdings	30,900	1,324,065
ProAssurance Corp.	26,200	1,315,240
Prudential Financial	61,500	4,241,655
		13,175,612
TOTAL FINANCIAL		61,492,352
HEALTH CARE 10.9%
HEALTH CARE PROVIDERS & SERVICES 4.0%
Quest Diagnostics	31,849	1,969,542
UnitedHealth Group	80,000	5,010,400
Universal Health Services, Class B	53,100	3,671,334
		10,651,276
HEALTHCARE PRODUCTS 3.3%
Covidien PLC (Ireland)	61,800	3,930,480
Johnson & Johnson	15,600	1,313,208
Thermo Fisher Scientific	41,326	3,649,086
		8,892,774
PHARMACEUTICAL 3.6%
Abbott Laboratories	45,300	1,661,151
Merck & Co.	86,300	4,030,210
Pfizer	138,400	3,768,632
		9,459,993
TOTAL HEALTH CARE		29,004,043
INDUSTRIALS 9.8%
AEROSPACE & DEFENSE 2.1%
General Dynamics Corp.	43,900	3,384,690
L-3 Communications Holdings	23,400	1,991,106
		5,375,796
BUILDING PRODUCTS 1.5%
Owens Corning(b)	90,500	3,954,850
DIVERSIFIED MANUFACTURING 2.4%
General Electric Co.	232,100	5,412,572
Stanley Black & Decker	12,500	990,250
		6,402,822
MACHINERY 1.9%
Deere & Co.	42,900	3,737,019

	Number of Shares	Value
SPX Corp.	17,048	$1,345,428
		5,082,447
TRANSPORTATION 1.9%
Norfolk Southern Corp.	33,700	2,581,083
United Parcel Service	29,200	2,508,280
		5,089,363
TOTAL INDUSTRIALS		25,905,278
MATERIALS 2.6%
CHEMICALS 2.3%
Eastman Chemical Co.	28,900	2,072,708
Potash Corp. of Saskatchewan (Canada)	52,500	2,206,050
Syngenta AG (Switzerland)(a)	4,800	1,872,466
		6,151,224
METALS & MINING 0.3%
Newmont Mining Corp.	22,500	771,300
TOTAL MATERIALS		6,922,524
REAL ESTATE 2.3%
SHOPPING CENTERS —REGIONAL MALL 1.2%
Simon Property Group	18,900	3,145,716
SPECIALTY 1.1%
Digital Realty Trust	26,883	1,637,444
Weyerhaeuser Co.	48,100	1,434,342
		3,071,786
TOTAL REAL ESTATE		6,217,502
TECHNOLOGY 11.3%
COMPUTERS 1.7%
Apple	9,900	4,451,832
SERVICES 1.2%
Visa, Class A	18,500	3,295,590
SOFTWARE 4.6%
Microsoft Corp.	44,000	1,534,720
Oracle Corp.	216,900	7,322,544
Symantec Corp.(b)	156,200	3,497,318
		12,354,582

		Number of Shares	Value
TELECOMMUNICATION EQUIPMENT 3.8%
Cisco Systems		222,800	$5,365,024
Corning		173,338	2,664,205
QUALCOMM		31,000	1,967,880
			9,997,109
TOTAL TECHNOLOGY			30,099,113
TELECOMMUNICATION SERVICES 3.1%
AT&T		107,500	3,761,425
China Mobile Ltd. (ADR) (Hong Kong)		32,700	1,693,860
Vodafone Group PLC (United Kingdom)(a)		932,100	2,701,327
			8,156,612
UTILITIES 3.1%
ELECTRIC UTILITIES 1.9%
NextEra Energy		67,400	5,096,788
MULTI-UTILITIES 1.2%
Wisconsin Energy Corp.		77,500	3,162,775
TOTAL UTILITIES			8,259,563
TOTAL COMMON STOCK (Identified cost—$203,506,307)			263,723,757
SHORT-TERM INVESTMENTS 0.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(c)		1,050,121	1,050,121
Federated Government Obligations Fund, 0.01%(c)		1,050,155	1,050,155
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,100,276)			2,100,276

TOTAL INVESTMENTS (Identified cost—$205,606,583)	100.1%		265,824,033

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)		(206,305)

NET ASSETS	100.0%		$265,617,728

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 2.2% of the net assets of the Fund, all of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Non-income producing security.

(c)     Rate quoted represents the seven-day yield of the Fund.

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of May 31, 2013, there were $4,573,794 of securities transferred between Level 1 and Level 2, which resulted from foreign equity fair value pricing procedures utilized by the Fund as of May 31, 2013.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Dividend Value Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Consumer - Cyclical - Automobiles	$5,093,442	$3,827,488	$1,265,954	$—
Common Stock - Materials - Chemicals	6,151,224	4,278,758	1,872,466	—
Common Stock - Telecommunication Services	8,156,612	5,455,285	2,701,327	—
Common Stock - Other Industries	244,322,479	244,322,479	—	—
Money Market Funds	2,100,276	—	2,100,276	—
Total Investments(a)	$265,824,033	$257,884,010	$7,940,023	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Income Tax Information

As of May 31, 2013, the federal tax cost and unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$205,606,583
Gross unrealized appreciation	$62,524,782
Gross unrealized depreciation	(2,307,332)
Net unrealized appreciation	$60,217,450

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: July 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: July 22, 2013